DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Movement In Deferred Tax Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax assets - continuing operations	$ 17,467
Tax effect - continuing operations	$ 3,964
Applicable tax rate	12.50%	12.50%	12.50%
Operating Losses US [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax assets - continuing operations	$ (1,348)
Tax effect - continuing operations	$ (283)
Applicable tax rate	21.00%
Alternative minimum tax credit [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax assets - continuing operations	$ 254
Tax effect - continuing operations	$ 254
Applicable tax rate
Operating Losses Brazil [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax assets - continuing operations	$ 1,788
Tax effect - continuing operations	$ 608
Applicable tax rate	34.00%
Operating Losses Ireland [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax assets - continuing operations	$ 13,125
Tax effect - continuing operations	$ 2,353
Operating Losses Ireland [Member] | Bottom of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	12.50%
Operating Losses Ireland [Member] | Top of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%
Other deferred tax assets in Ireland [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax assets - continuing operations	$ (1,938)
Tax effect - continuing operations	$ (243)
Applicable tax rate	12.50%
Other deferred tax assets inUS [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax assets - continuing operations	$ 5,457
Tax effect - continuing operations	$ 1,146
Applicable tax rate	21.00%
US state credit carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax assets - continuing operations	$ 129
Tax effect - continuing operations	$ 129
Applicable tax rate